Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment
Property, plant and equipment consist of the following:

(in millions)	Land and buildings EUR	Machinery and equipment EUR	Leasehold improvements EUR	Furniture, fixtures and other equipment EUR	Total EUR
Cost
Balance at January 1, 2017	1,556.6	1,133.1	254.2	359.0	3,302.9
Additions	115.2	173.3	6.9	24.9	320.3
Disposals	(0.4)	(105.3)	(0.1)	(3.5)	(109.3)
Effect of changes in exchange rates	(29.6)	(41.2)	(4.4)	(4.8)	(80.0)
Balance at December 31, 2017	1,641.8	1,159.9	256.6	375.6	3,433.9
Acquisitions through business combinations	—	—	—	—	—
Additions	119.6	256.2	21.5	44.6	441.9
Disposals	(57.2)	(114.7)	(3.4)	(4.9)	(180.2)
Effect of changes in exchange rates	5.6	3.7	0.5	0.9	10.7
Balance at December 31, 2018	1,709.8	1,305.1	275.2	416.2	3,706.3

Accumulated depreciation and impairment
Balance at January 1, 2017	474.6	642.9	224.8	273.4	1,615.7
Depreciation	87.9	172.3	21.5	26.5	308.2
Impairment charges	0.2	8.7	—	—	8.9
Disposals	(0.2)	(57.1)	(0.1)	(3.3)	(60.7)
Effect of changes in exchange rates	(9.8)	(24.4)	(1.7)	(3.1)	(39.0)
Balance at December 31, 2017	552.7	742.4	244.5	293.5	1,833.1
Depreciation	92.8	174.8	19.2	28.6	315.4
Impairment charges	1.0	14.4	—	—	15.4
Disposals	(2.5)	(41.1)	(3.0)	(4.5)	(51.1)
Effect of changes in exchange rates	2.0	1.5	0.2	0.3	4.0
Balance at December 31, 2018	646.0	892.0	260.9	317.9	2,116.8

Carrying amount
December 31, 2017	1,089.1	417.5	12.1	82.1	1,600.8
December 31, 2018	1,063.8	413.1	14.3	98.3	1,589.5

As of December 31, 2018, the carrying amount includes assets under construction for land and buildings of EUR 79.0 million (2017: EUR 94.6 million), machinery and equipment of EUR 39.1 million (2017: EUR 29.3 million), leasehold improvements of EUR 7.8 million (2017: EUR 2.3 million) and furniture, fixtures and other equipment of EUR 9.3 million (2017: EUR 7.0 million).
As of December 31, 2018, the carrying amount of land amounts to EUR 94.6 million (2017: EUR 94.0 million).
As of December 31, 2018, the carrying amount of machinery and equipment includes an amount of EUR 17.1 million with respect to evaluation systems (2017: EUR 8.1 million).
The majority of the additions in 2018 in property, plant and equipment relates to the expansion and upgrades of facilities, prototypes and training systems.
The majority of additions in 2018 in machinery and equipment relates to upgrade and expansion of production tooling and investment in prototypes, evaluation and training systems which are similar to those that ASML sells in its ordinary course of business. These systems are capitalized under property, plant and equipment because these are held for own use and for evaluation purposes. These are recorded at cost and depreciated over their expected useful life taking into consideration their residual value. From the time that these assets are no longer held for own use but intended for sale in the ordinary course of business, they are reclassified from property, plant and equipment to inventory at their carrying value.
An amount of EUR 59.8 million (2017: EUR 13.4 million) of the additions in property, plant and equipment relates to non-cash transfers from inventory. Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in the Consolidated Statements of Cash Flows.
An amount of EUR 70.8 million (2017: EUR 45.8 million) of the disposal of property, plant and equipment relates to non-cash transfers to inventory. When sold, the proceeds and cost of these systems are recorded as net sales and cost of sales, respectively, identical to the treatment of other sales transactions. The cost of sales for these systems includes the inventory value and the additional costs of refurbishing (materials and labor). Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in the Consolidated Statements of Cash Flows.
During 2018, we recorded depreciation charges of EUR 315.4 million (2017: EUR 308.2 million; 2016: EUR 290.8 million) of which we recorded EUR 191.6 million (2017: EUR 195.7 million; 2016: EUR 187.9 million) in cost of sales, EUR 105.9 million (2017: EUR 101.7 million; 2016: EUR 76.8 million) in R&D costs and EUR 17.9 million (2017: EUR 10.8 million; 2016: EUR 26.1 million) in SG&A costs.
The machinery and equipment contains finance lease arrangements for an amount of EUR 7.5 million (2017: EUR 10.2 million). The depreciation included in the Consolidated Statements of Operations amounts to EUR 2.7 million (2017: EUR 2.8 million; 2016: EUR 2.8 million). The total cash outflow for finance leases was EUR 2.7 million (2017: EUR 2.8 million; 2016: EUR 2.8 million).
The weighted average remaining lease term in 2018 was 52 months (2017: 59 months; 2016: 68 months) for finance leases. The weighted average discount rate in 2018 was 2.1 percent (2017: 2.2 percent; 2016: 2.2 percent).
Variable interest entity
The carrying amount of land and buildings includes an amount of EUR 25.1 million (2017: EUR 25.2 million) relating to our headquarters in Veldhoven, the Netherlands, which as of June 29, 2018 is owned by ASML, however previously was owned by Koppelenweg I B.V., a "variable interest entity". This was determined to be a variable interest entity since the equity investors did not have sufficient equity at risk for the legal entity to finance its activities without additional subordinate support.
Since 2003, we leased the Veldhoven headquarters for a period of 15 years from an entity ("lessor") that was incorporated by the VIE shareholders. The VIE shareholders each granted a loan of EUR 11.6 million and a fourth bank granted a loan of EUR 12.3 million (EUR 47.1 million in total) to the parent of the lessor. ASML provided the parent of the lessor with a subordinated loan of EUR 5.4 million and had a purchase option that was exercisable either at the end of the lease in June 2018, at a price of EUR 24.5 million, or during the lease at a price equal to the book value of the assets.
On June 28, 2018, ASML exercised the purchase option and acquired the building, as well as subsequently redeemed the subordinated loan of EUR 5.4 million on July 4, 2018. As a result, Koppelenweg I B.V. is no longer considered a VIE.
For more information with respect to our variable interest entity, Carl Zeiss SMT Holding GmbH & Co. KG, see Note 10 Equity method investments.